INCOME AND SOCIAL CONTRIBUTION TAXES	12 Months Ended
Dec. 31, 2018
INCOME AND SOCIAL CONTRIBUTION TAXES
INCOME AND SOCIAL CONTRIBUTION TAXES

7)  INCOME AND SOCIAL CONTRIBUTION TAXES

a)   Accounting policy

a.1) Current taxes

Current tax assets and liabilities are measured at the estimated amount recoverable from, or payable to, the tax authorities. The tax rates and laws used in calculating the amounts referred to above are those in effect, or substantially in effect, at year-end. In the balance sheet, current taxes are presented net of prepayments over the year.

Current income and social contribution taxes related to items directly recognized in equity are also recognized in equity. Management regularly assesses the tax position in circumstances in which tax regulation requires interpretation and sets up provision therefore when appropriate.

a.2) Deferred taxes

Deferred tax assets are recognized for all deductible temporary differences, unused tax credits and losses, to the extent that taxable profit is likely to be available for realization of deductible temporary differences and unused tax credits and losses are likely to be used, except: (i) when the deferred tax asset related to the deductible temporary difference arises from initial recognition of an asset or liability in a transaction other than a business combination and does not impact, at the transaction date, the book profit, income or loss for tax purposes; and (ii) on deductible temporary differences related to investments in subsidiaries, where deferred tax assets are recognized only to the extent that it is probable that temporary differences will be reversed in the near future and taxable profit is likely be available so that temporary differences can be used.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit shall be available to allow all or part of the deferred tax asset to be used. Derecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax liabilities are recognized on all temporary tax differences, except: (i) when the deferred tax liability arises from initial recognition of goodwill, or an asset or liability in a transaction other than a business combination, and does not affect book profit or taxable profit or tax losses on the transaction date; and (ii) on temporary tax differences related to investments in subsidiaries, in which the temporary difference reversal period can be controlled and temporary differences are not likely to be reversed in the near future.

Deferred tax assets and liabilities are measured at the tax rate expected to be applicable for the year the asset will be realized, or the liability will be settled, based on the rates provided in tax legislation and that were published as at year-end.

Deferred tax assets and liabilities are not discounted to present value and are classified in the balance sheet as non-current, irrespective of their expected realization.

The tax effects of items recorded directly in equity are also recognized in equity. Deferred tax items are recognized based on the transaction which gave rise to that deferred tax, in comprehensive income or directly in equity.

Deferred tax assets and liabilities are presented net when there is a legal or constructive right to offset a tax asset against a tax liability and deferred taxes relate to the same taxpaying entity and are subject to the same tax authority.

b)  Critical estimates and judgments

There are uncertainties regarding the interpretation of complex tax regulations and the amount and timing of future taxable profits. The Company and its subsidiaries set up provision, based on estimates, for the possible consequences of audits by tax authorities in the respective jurisdictions in which they operate. The amount of this provision is based on various factors, such as previous tax audit experience and different interpretations of tax regulations by the taxable entity and by the relevant tax authority. Such differences in interpretation may arise on a wide variety of issues depending on the conditions prevailing in the respective domicile of the Company or those of its subsidiaries.

The Company and its subsidiaries evaluate the recoverability of deferred tax assets based on estimates of future profits. This recoverability ultimately depends on the ability to generate taxable profits over the period in which the deferred tax asset is deductible. The analysis considers the reversal period of deferred tax liabilities, as well as estimates of taxable profits, based on updated internal projections reflecting the latest trends.

Determining the proper classification of the tax items depends on several factors, including an estimate of the period and the realization of the deferred tax asset and the expected date of payments of these taxes. The actual flow of receipt and payment of income tax could differ from estimates made by the Company and its subsidiaries, as a result of changes in tax laws or of unexpected future transactions that may have an impact on tax balances.

c)  Income and social contribution taxes recoverable

	12.31.18	12.31.17
Income taxes recoverable	245,883	428,524
Social contribution taxes recoverable	28,706	77,011
Total	274,589	505,535

d)  Income and social contribution taxes payable

	12.31.18	12.31.17
Income taxes payable	8,756	3,267
Social contribution taxes payable	3,253	1,212
Total	12,009	4,479

e)  Deferred taxes

Significant components of deferred income and social contribution taxes are as follows:

									Effects of the
									initial
				Business					adoption of
	Balances at	Income	Comprehensive	combination		Balances at	Income	Comprehensive	IFRS 9 and	Balances at
	12/31/16	statement	income	(Note 1 c.2)	Other	12/31/17	statement	income	IFRS 15	12/31/18
Deferred tax assets (liabilities)
Income and social contribution taxes on tax losses (1)	14,071	710,411	—	69,451	—	793,933	634,543	—	—	1,428,476
Income and social contribution taxes on temporary differences (2)	13,426	(1,251,816)	58,192	48,434	(86)	(1,131,850)	(2,151,290)	31,797	70,012	(3,181,331)
Provisions for legal, labor, tax civil and regulatory contingencies	2,230,336	68,399	—	—	—	2,298,735	(333,035)	—	—	1,965,700
Trade accounts payable and other provisions	677,123	(25,706)	—	—	—	651,417	(79,683)	—	—	571,734
Estimated losses on impairment of accounts receivable	358,805	76,155	—	—	—	434,960	(115,661)	—	122,977	442,276
Customer portfolio and trademarks	313,092	(58,674)	—	—	—	254,418	(69,815)	—	—	184,603
Estimated losses from modems and other P&E items	284,677	(83,736)	—	—	—	200,941	(24,811)	—	—	176,130
Pension plans and other post-employment benefits	108,419	8,630	57,485	—	—	174,534	20,934	30,753	—	226,221
Profit sharing	125,256	(15,210)	—	—	—	110,046	19,643	—	—	129,689
Provision for loyalty program	19,112	(1,991)	—	—	—	17,121	1,031	—	—	18,152
Accelerated accounting depreciation	24,033	(15,773)	—	—	—	8,260	(7,873)	—	—	387
Estimated impairment losses on inventories	12,099	(347)	—	—	—	11,752	(2,481)	—	—	9,271
Derivative transactions	60,133	(35,084)	822	—	—	25,871	78,028	832	—	104,731
Licenses	(1,420,556)	(216,330)	—	—	—	(1,636,886)	(216,328)	—	—	(1,853,214)
Goodwill (Spanish and Navytree, Vivo Part. and GVTPart.)	(2,729,203)	(868,969)	—	—	—	(3,598,172)	(1,002,768)	—	—	(4,600,940)
Property, plant and equipment of small value	—	—	—	—	—	—	(395,606)	—	—	(395,606)
Technological Innovation Law	(140,940)	43,407	—	—	—	(97,533)	47,406	—	—	(50,127)
Other temporary differences (3)	91,040	(126,587)	(115)	48,434	(86)	12,686	(70,271)	212	(52,965)	(110,338)
Total deferred tax assets (liabilities), noncurrent	27,497	(541,405)	58,192	117,885	(86)	(337,917)	(1,516,747)	31,797	70,012	(1,752,855)

Deferred tax assets	4,541,952					5,288,176				5,569,885
Deferred tax liabilities	(4,514,455)					(5,626,093)				(7,322,740)
Deferred tax assets (liabilities), net	27,497					(337,917)				(1,752,855)

Represented in the balance sheet as follows:
Deferred tax assets	27,497					371,408				230,097
Deferred tax liabilities	—					(709,325)				(1,982,952)
(1)	This refers to the amounts recorded which, in accordance with Brazilian tax legislation, may be offset to the limit of 30% of the tax bases computed for the following years, with no expiry date.
(2)

This refers to amounts that will be realized upon payment of provision, occurrence of impairment losses for trade accounts receivable, or realization of inventories, as well as upon reversal of other provision.

(3)	These refer to deferred taxes arising from other temporary differences, such as deferred income, renewal of licenses, and subsidy on the sale of mobile phones, among others.

At December 31, 2018, deferred tax credits (income and social contribution tax losses) were not recognized in subsidiaries' (Innoweb and TGLog) accounting records, in the amount of R$12,649  (R$11,938 at December 31, 2017), as it is not probable that future taxable profits will be available for these subsidiaries to benefit from such tax credits.

Expected realization of deferred taxes, net, non-current. The amounts are based on projections subject to change in the future.

Year
2019	2,082,829
2020	555,161
2021	494,257
2022	1,002,778
2023	259,562
2024 onwards	(6,147,442)
Total	(1,752,855)

f)  Reconciliation of income tax and social contribution expense

The Company and its subsidiaries recognize income and social contribution taxes on a monthly basis, on an accrual basis, and pay the taxes based on estimates, in accordance with the trial balances for tax-reduction/tax-suspension purposes. Taxes calculated on profits until the month of the financial statements are recorded in liabilities or assets, as applicable.

Reconciliation of the reported tax expense and the amounts calculated by applying the statutory tax rate of 34% (income tax of 25% and social contribution tax of 9%) is shown in the table below for the year ended December 31, 2018, 2017 and 2016.

	2018	2017	2016
Income before taxes	11,277,490	5,730,773	5,134,722
Income and social contribution tax expenses, at the tax rate of 34%	(3,834,347)	(1,948,463)	(1,745,805)
Permanent differences
Equity pickup, net of effects from interest on equity received and surplus value of the assets purchased attributed to the Company (Note 11)	(1,988)	537	423
Unclaimed interest on equity	(14,426)	(21,843)	(11,432)
Temporary differences in subsidiaries	—	2,007	—
Non-deductible expenses, gifts, incentives	(76,671)	(94,413)	(88,916)
Deferred taxes recognized in subsidiaries on tax loss carryforwards, negative basis and temporary differences referring to prior years	—	132,080	—
Tax benefit related to interest on equity allocated	1,547,000	821,657	738,529
Other (additions) exclusions	31,200	(13,545)	57,721
Tax debits	(2,349,232)	(1,121,983)	(1,049,480)
Effective rate	20.8%	19.6%	20.4%
Current income and social contribution taxes	(832,485)	(580,578)	(288,063)
Deferred income and social contribution taxes	(1,516,747)	(541,405)	(761,417)